Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Realized gain (loss):
Interest rate swap contracts	$1,180	$(2,840)	$(3,886)
Foreign exchange forward contracts	1,084	280	66
Total realized gain (loss):	2,264	(2,560)	(3,820)
Unrealized gain (loss):
Interest rate swap contracts	4,429	5,514	4,254
Foreign exchange forward contracts	(2,654)	1,877	779
Total unrealized gain (loss):	1,775	7,391	5,033
Total realized and unrealized gain (loss) on derivative instruments:	$4,039	$4,831	$1,213